Financing (Income) Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance expenses breakdown
Interest on debt and finance leases	$ 897	$ 945
Capitalized interest at 5.4% ( 2017- 5.5%)	(156)	(729)
Interest expense	741	216
Interest on partnership liability	56	5
Interest on pension and other postretirement benefits	56	58
Accretion	266	247
Foreign exchange loss (gain) on U.S. dollar denominated debt	1,090	(771)
Foreign exchange and other	(70)	(52)
Loss on extinguishment of long-term debt	3	113
Realized gain on foreign currency hedges		(62)
Total Financing expenses	$ 2,142	$ (246)
Debt instrument interest percentage	5.40%	5.50%